Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of the number and weighted average exercise prices of warrants granted

		Weighted-
		Average
	Accumulated No.	Exercise
Allotted Warrants	of Outstanding	Price, SEK
As of January 1, 2018	1,661,500	46
Exercised during the period	—	—
As of December 31, 2018	2,518,086	56
Exercised during the period	—	—
As of December 31, 2019	2,575,586	58
Exercised during the period	(1,296,500)	42
As of December 31, 2020	1,279,086	74

Schedule of calculation of fair value of option program

			Fair Value upon			No. of Shares
			Issue of the Options,	Exercise		covered by
	Grant Date	Exercise Date	SEK	Price, SEK	Volatility	Options
ESOP 2020:1	July 1, 2020	July 1, 2023	22.14	121.43	39.6%	974,000
ESOP 2020:2	September 17, 2020	September 17,	22.50	116.78	41.6%	115,000
		2023
						1,089,000

Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of model inputs for awards granted

	Warrants Outstanding as of			Inputs used for the Black & Scholes valuation
	December 31,	December 31,	December 31,	Exercise Price,	Price per		Value per Share				Expiration
Outstanding Warrants per Year	2018	2019	2020	SEK	Warrant in SEK		in SEK		Risk-Free Rate	Volatility	Date
Warrant program 2015/2019	365,000	—									4/30/2019
Warrant program 2017/2020	1,296,500	1,296,500	—	42.36	0.28		21.18		(0.42)%	27%	6/30/2020
Warrant program 2018/2022	856,586	856,586	856,586	74.30	3.29		46.50		(0.28)%	33%	3/31/2022
Warrant program 2019/2022	—	422,500	422,500	74.50	6.69	*	54.39	*	(0.55) %*	36%*	12/31/2022
Total	2,518,086	2,575,586	1,279,086

* Average value

Schedule of changes and holdings of awards by grantees

	Warrants Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
CEO Renée Lucander	369,500	350,000	719,500	195,000	914,500	(369,500)	545,000
Board member Thomas Eklund (until June, 2020)	111,250	—	111,250	—	111,250	(111,250)	—
Board member Hilde Furberg	29,500	—	29,500	—	29,500	(29,500)	—
Other executive management	538,500	188,586	727,086	107,500	834,586	(397,086)	437,500
Other employees, consultants and external parties	612,750	318,000	930,750	(245,000)	685,750	(389,164)	296,586
Total	1,661,500	856,586	2,518,086	57,500	2,575,586	(1,296,500)	1,279,086

ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

				Options Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
Renée Aguiar-Lucander, CEO	—	—	—	—	—	225,000	225,000
Other executive management	—	—	—	—	—	415,000	415,000
Other employees and consultants	—	—	—	—	—	449,000	449,000
Total	—	—	—	—	—	1,089,000	1,089,000

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2020	2019	2018
Share-based payments	5,304	—	—
Provisions attributable to social security costs (Share-based payments)	3,164	—	—
Total	8,468	—	—

Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

	Share Awards Outstanding as of
Holder	January 1, 2018	Change	December 31, 2018	Change	December 31, 2019	Change	December 31, 2020
Elmar Schnee, Chairman of the Board	—	—	—	23,236	23,236	—	23,236
Thomas Eklund, Board member (until June, 2020)	—	—	—	8,449	8,449	(5,633)	2,816
Hilde Furberg, Board member	—	—	—	8,449	8,449	—	8,449
Lennart Hansson, Board member	—	—	—	8,449	8,449	—	8,449
Diane Parks, Board member	—	—	—	8,449	8,449	—	8,449
Total	—	—	—	57,032	57,032	(5,633)	51,399

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2020	2019	2018
Share-based payments	440	249	—
Provisions attributable to social security costs (Share-based payments)	1,426	175	—
Total	1,866	424	—

Schedule of effect of share-based payments on entity's financial position

		Fair Value	Number
	Exercised	at Grant	of Share
	Date	Date	Awards
Board LTIP 2019	June 1, 2022	22.49	51,399

Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes and holdings of awards by grantees

				Share Awards Outstanding as of
	January		December		December		December
Holder	1, 2018	Change	31, 2018	Change	31, 2019	Change	31, 2020
Elmar Schnee, Chairman of the Board	—	—	—	—	—	14,063	14,063
Hilde Furberg, Board member	—	—	—	—	—	4,327	4,327
Lennart Hansson, Board member	—	—	—	—	—	4,327	4,327
Diane Parks, Board member	—	—	—	—	—	4,327	4,327
Molly Hendersson, Board member	—	—	—	—	—	4,327	4,327
Total	—	—	—	—	—	31,371	31,371

Schedule of effect of share-based payments on entity's profit or loss

	Year Ended December 31,
	2020	2019	2018
Share-based payments	267	—	—
Provisions attributable to social security costs (Share-based payments)	207	—	—
Total	474	—	—

Schedule of effect of share-based payments on entity's financial position

		Fair Value at	Number of
	Exercised Date	Grant Date	Share Awards
Board LTIP 2020	July 1, 2023	33.97	31,371